LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
	December 31,
	2022	2021

Operating lease ROU assets	$987	$1,228
Operating lease liabilities, current	$248	$276
Operating lease liabilities, long-term	$757	$969
Weighted average remaining lease term (in years)	3.32	2.71
Weighted average discount rate	3.46%	3.25%

Schedule of Maturities of Operating Lease Liabilities
December 31,

2023	$316
2024	265
2025	233
2026	166
2027 and thereafter	144

Total future lease payments	1,124
Less - imputed interest	(119)

Total lease liability balance	$1,005